Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2016	May 31, 2016	Oct. 08, 2015	Apr. 16, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 14,743,000
2017	9,897,000
2018	1,243,000
2019	1,103,000
2020	2,500,000
2021	0
Thereafter	0
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	750,000
2017	750,000
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	3,000,000		$ 5,000,000
2017	2,000,000
2018	500,000
2019	500,000
2020	0
2021	0
Thereafter	0
Service agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	204,000
2017	204,000
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	317,000
2017	142,000
2018	145,000
2019	30,000
2020	0
2021	0
Thereafter	0
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	70,000
2017	70,000
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Prescription Database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,902,000	$ 1,902,000
2017	731,000
2018	598,000
2019	573,000
2020	0
2021	0
Thereafter	0
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	8,500,000			$ 8,000,000
2017	6,000,000			$ 6,000,000
2018	0
2019	0
2020	2,500,000
2021	0
Thereafter	$ 0